Net income (loss) per share - Schedule of basic and diluted net (loss) income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (83,661)	$ (68,979)	$ (21,996)
Deemed dividend	0	0	(825)
Net loss attributable to ordinary shareholders	$ (83,661)	$ (68,979)	$ (22,821)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in shares)	75,718,623	53,201,603	14,442,172
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in shares)	75,718,623	53,201,603	14,442,172
Net loss per share attributable to ordinary shareholders, diluted (in USD per share)	$ (1.10)	$ (1.30)	$ (1.58)
Net loss per share attributable to ordinary shareholders, basic (in USD per share)	$ (1.10)	$ (1.30)	$ (1.58)